Shareholder Report	4 Months Ended	6 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust II
Entity Central Index Key		0001518042
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2024
C000249078
Shareholder Report [Line Items]
Fund Name	PeakShares Sector Rotation ETF
Trading Symbol	PSTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of April 29, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	http://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Material Change Date	Aug. 31, 2024
AssetsNet	$ 11,624,191	$ 11,624,191
Holdings Count | Holding	96	96
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,624,191
Number of Portfolio Holdings	96
Advisory Fee (net of waivers)	$0
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	-1.1%
Depositary Receipts	0.5%
Common Stocks	15.4%
Exchange-Traded Funds	84.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.